Financial Instruments (Details) - Schedule of financial assets and financial liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets:
Cash and restricted deposits	$ 1,956	$ 904
Financial assets	1,956	904
Financial liabilities:
Current financial liabilities carried at amortized cost	188	972
Credit from others, including short-term lease liability		67
Warrants liability	353	7
Lease liability		94
Financial liabilities	$ 541	$ 1,140